Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

28.          Related party transactions:

The President and Chief Executive Officer and the Executive Vice President and Chief Financial Officer have employment agreements which provide severance and change of control benefits. Upon termination or change of control, these executives are entitled to lump sum payments between two and one-half and three years’ compensation.

Compensation expense for the Company’s directors and Named Executive Officers is as follows:

	For the year ended
	December 31,
	2017	2016
Salaries and other benefits	$9.4	$8.2
Post-employment benefits	1.5	0.5
Share-based payments	5.2	16.8
	$16.1	$25.5

In 2016, the Company recognized an executive compensation settlement of $14.2 million to its former President and Chief Executive Officer (note 8).